SEGMENT INFORMATION (Schedule Of Components Of Net Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SEGMENT INFORMATION
Net revenues	$ 63,364	$ 41,111	$ 46,668
Cost of revenues	51,767	36,720	34,663
Operating expenses	84,610	109,697	172,918
Operating loss	(73,013)	(105,306)	(160,913)
Net income (loss) from continuing operations	(194,053)	(223,177)	29,790
Net income) from discontinued operations	8,701	1,520	30,288
Net income (loss)	(185,352)	(221,657)	60,078
Renren [Member]
SEGMENT INFORMATION
Net revenues	34,047	32,507	46,641
Cost of revenues	25,880	29,732	34,563
Operating expenses	63,713	87,331	171,246
Operating loss	(55,546)	(84,556)	(159,168)
Net income (loss) from continuing operations	(176,586)	(202,427)	31,535
Net income) from discontinued operations	8,701	1,520	30,288
Net income (loss)	(167,885)	(200,907)	61,823
Internet Finance [Member]
SEGMENT INFORMATION
Net revenues	29,317	8,604	27
Cost of revenues	25,887	6,988	100
Operating expenses	20,897	22,366	1,672
Operating loss	(17,467)	(20,750)	(1,745)
Net income (loss) from continuing operations	(17,467)	(20,750)	(1,745)
Net income) from discontinued operations
Net income (loss)	$ (17,467)	$ (20,750)	$ (1,745)